PREPAID EXPENSE AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSE AND OTHER ASSETS
Deposits	¥ 81,068		¥ 91,258		¥ 100,278
Advances to suppliers	124,365		10,607		37,118
Prepaid taxes	320,408		338,450		294,487
Prepaid service fee	11,015		45,201		17,268
Prepaid investment	304,996		270,996		632,096
Others	40,313		37,046		56,540
Less: Adoption of new accounting standard	(394)		(466)
Total	¥ 881,771	$ 136,569	¥ 793,092	$ 122,834	¥ 1,137,787